Employee Benefit Plans - Schedule of Estimated Future Benefit Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Retirement Benefits [Abstract]
2026	$ 10,400
2027	9,400
2028	10,100
2029	11,500
2030	12,100
Next five years	$ 66,800